Document and Entity Information	Oct. 04, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Registrant Name	Fidelity Mt. Vernon Street Trust
Central Index Key	0000707823
Investment Company Type	N-1A
Amendment Flag	false